UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08342
Investment Company Act File Number
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certification

Item 1. Schedule of Investments

Global Macro Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Foreign Government Bonds — 6.1%

	Principal
Security	Amount		U.S. $ Value

Brazil — 0.6%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,276,501	$4,511,682

Total Brazil (identified cost $5,588,191)			$4,511,682

Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	2,187,609,168	$1,616,336
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	256,308,033	227,064

Total Costa Rica (identified cost $2,544,024)			$1,843,400

Georgia — 2.2%
Republic of Georgia, 7.50%, 4/15/13	USD	25,134,000	$16,425,069

Total Georgia (identified cost $19,359,559)			$16,425,069

Ghana — 0.7%
Ghana Government Bond, 13.00%, 8/2/10(4)	GHS	600,000	$405,711
Ghana Government Bond, 13.50%, 3/30/10(4)	GHS	980,000	682,623
Ghana Government Bond, 13.67%, 6/11/12(4)	GHS	4,300,000	2,658,518
Ghana Government Bond, 13.69%, 3/15/10(4)	GHS	1,900,000	1,329,518

Total Ghana (identified cost $8,309,614)			$5,076,370

Indonesia — 0.2%
Republic of Indonesia, 6.875%, 1/17/18	USD	2,300,000	$1,785,375

Total Indonesia (identified cost $1,591,606)			$1,785,375

Ivory Coast — 0.1%
Ivory Coast, 4.00%, 3/31/28	USD	2,296,000	$897,498

Total Ivory Coast (identified cost $814,817)			$897,498

Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$157,384

Total Kenya (identified cost $181,588)			$157,384

	Principal
Security	Amount		U.S. $ Value
Peru — 1.2%
Republic of Peru, 12.25%, 8/10/11	PEN	24,833,000	$8,844,489

Total Peru (identified cost $10,445,231)			$8,844,489

Turkey — 0.1%
Republic of Turkey, 6.875%, 3/17/36	USD	765,000	$626,734

Total Turkey (identified cost $467,061)			$626,734

Uruguay — 0.7%
Republic of Uruguay, 5.00%, 9/14/18(13)	UYU	161,674,030	$4,889,480
Republic of Uruguay, 7.875%, 1/15/33	USD	765,000	645,239

Total Uruguay (identified cost $7,397,254)			$5,534,719

Total Foreign Government Bonds (identified cost $56,698,945)			$45,703,147

Foreign Corporate Bonds and Notes — 1.0%

	Principal
Security	Amount		U.S. $ Value

Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(10)	USD	3,558,193	$3,486,087

Total Chile (identified cost $3,000,000)			$3,486,087

Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(6)(7)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(6)(7)	USD	2,000,000	10,000

Total Indonesia (identified cost $2,910,368)			$30,000

Kazakhstan — 0.5%
Kazkommerts International, 7.875%, 4/7/14	USD	7,500,000	$4,200,000

Total Kazakhstan (identified cost $6,078,733)			$4,200,000

Total Foreign Corporate Bonds and Notes (identified cost $11,989,101)			$7,716,087

Debt Obligations — United States — 85.1%

	Principal
Security	Amount	U.S. $ Value

Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$586,613
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	854,498

Total Corporate Bonds and Notes (identified cost $1,529,065)		$1,441,111

Mortgage-Backed Securities — 84.6%

	Principal
Security	Amount	U.S. $ Value
Collateralized Mortgage Obligations — 12.4%
Federal Home Loan Mortgage Corp:
Series 4, Class D, 8.00%, 12/25/22	$489,193	$500,382
Series 1548, Class Z, 7.00%, 7/15/23	660,484	691,597
Series 1650, Class K, 6.50%, 1/15/24	4,056,612	4,230,796
Series 1817, Class Z, 6.50%, 2/15/26	564,367	586,880
Series 1927, Class ZA, 6.50%, 1/15/27	2,242,093	2,329,784
Series 2127, Class PG, 6.25%, 2/15/29	2,629,142	2,742,756

		$11,082,195

Federal National Mortgage Association:
Series 1992-180, Class F, 1.556%, 10/25/22(8)	$2,212,345	$2,188,547
Series 1993-16, Class Z, 7.50%, 2/25/23	2,105,911	2,266,717
Series 1993-79, Class PL, 7.00%, 6/25/23	1,630,373	1,728,313
Series 1993-104, Class ZB, 6.50%, 7/25/23	688,415	717,017
Series 1993-121, Class Z, 7.00%, 7/25/23	10,621,659	11,259,857
Series 1993-141, Class Z, 7.00%, 8/25/23	1,689,655	1,782,821
Series 1994-42, Class ZQ, 7.00%, 4/25/24	10,416,659	11,023,701
Series 1994-63, Class PJ, 7.00%, 12/25/23	422,101	422,462
Series 1994-79, Class Z, 7.00%, 4/25/24	2,060,580	2,184,224
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,351,049	1,475,741
Series 1996-35, Class Z, 7.00%, 7/25/26	510,437	540,417
Series 1998-16, Class H, 7.00%, 4/18/28	1,589,986	1,683,533
Series 1999-25, Class Z, 6.00%, 6/25/29	4,840,097	4,985,074
Series 2000-2, Class ZE, 7.50%, 2/25/30	578,410	618,564
Series 2000-49, Class A, 8.00%, 3/18/27	1,712,298	1,880,679
Series 2001-37, Class GA, 8.00%, 7/25/16	209,207	223,612
Series G93-1, Class K, 6.675%, 1/25/23	2,351,332	2,451,436
Series G93-31, Class PN, 7.00%, 9/25/23	7,628,692	8,056,440
Series G93-41, Class ZQ, 7.00%, 12/25/23	15,048,279	15,914,246

		$71,403,401

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,343,716	$1,421,863
Series 1999-42, Class Z, 8.00%, 11/16/29	3,410,279	3,705,050
Series 2001-35, Class K, 6.45%, 10/26/23	548,216	572,170
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,134,546

		$10,833,629

Total Collateralized Mortgage Obligations (identified cost $82,129,234)		$93,319,225

Commercial Mortgage-Backed Securities — 3.5%
CD, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$3,330,000	$2,119,777
COMM, Series 2007-C9, Class A4, 5.816%, 12/10/49	5,000,000	3,386,895
GCCFC, Series 2007-GG9, Class A4, 5.444%, 3/10/39	5,000,000	3,426,846
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(9)	9,960,000	5,785,311
JPMCC, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	1,600,000	967,883
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43	7,000,000	5,199,336
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	6,000,000	5,023,233

Total Commercial Mortgage-Backed Securities (identified cost $32,811,157)		$25,909,281

	Principal
Security	Amount	U.S. $ Value
Mortgage Pass-Throughs — 68.7%
Federal Home Loan Mortgage Corp.:
4.649% with maturity at 2030(11)	$2,864,572	$2,860,418
5.00% with various maturities to 2019	13,071,688	13,468,637
5.50% with maturity at 2013	13,687,123	14,127,666
5.608% with maturity at 2023(11)	1,004,485	1,013,151
6.00% with maturity at 2024	5,115,253	5,346,309
6.50% with various maturities to 2024	5,966,764	6,289,660
7.00% with various maturities to 2031	6,648,841	7,149,343
7.31% with maturity at 2026	443,045	484,246
7.50% with various maturities to 2029	21,923,870	24,014,008
7.95% with maturity at 2022	662,418	732,915
8.00% with various maturities to 2030	3,613,458	3,983,873
8.15% with maturity at 2021	377,210	411,984
8.30% with maturity at 2021	308,292	343,586
8.47% with maturity at 2018	355,914	394,777
8.50% with various maturities to 2028	2,112,435	2,385,801
9.00% with various maturities to 2027	4,141,112	4,684,841
9.50% with various maturities to 2027	398,041	459,967
9.75% with various maturities to 2020	16,225	18,082
10.00% with various maturities to 2020	1,493,346	1,657,168
10.50% with maturity at 2021	659,443	752,605
11.00% with maturity at 2016	1,047,413	1,181,067
13.25% with maturity at 2013	1,308	1,412

		$91,761,516

Federal National Mortgage Association:
4.019% with various maturities to 2033(11)	$29,632,254	$29,675,222
4.30% with maturity at 2035(11)	8,376,188	8,391,282
4.375% with various maturities to 2035(11)	37,108,500	37,132,273
4.405% with maturity at 2022(11)	3,794,281	3,798,208
4.525% with maturity at 2025(11)	2,315,366	2,325,572
4.651% with maturity at 2028(11)	348,456	354,123
4.691% with maturity at 2035(11)	22,375,670	22,404,512
4.725% with maturity at 2024(11)	1,880,548	1,896,633
5.00% with various maturities to 2018(12)	34,028,918	35,071,535
5.103% with maturity at 2035(11)	16,682,324	16,865,012
5.216% with maturity at 2023(11)	208,576	210,717
5.50% with various maturities to 2018	5,728,325	5,911,805
6.00% with maturity at 2030	6,608,530	6,825,607
6.321% with maturity at 2032(11)	6,803,433	6,971,397
6.50% with various maturities to 2030	39,674,668	41,818,303
6.855% with maturity at 2025(11)	786,856	817,838
7.00% with various maturities to 2032	40,669,081	43,555,027
7.50% with various maturities to 2034	31,460,111	34,061,726
8.00% with various maturities to 2030	12,782,737	14,206,924
8.50% with various maturities to 2026	122,901	135,576
8.99% with maturity at 2020(9)	16,521	16,842
9.00% with various maturities to 2027	1,457,652	1,638,242
9.048% with maturity at 2028(9)	1,181,723	1,323,236
9.50% with various maturities to 2031	6,016,852	6,810,408
10.50% with maturity at 2029	706,172	816,404
11.00% with maturity at 2016	94,746	102,992

	Principal
Security	Amount	U.S. $ Value
11.023% with maturity at 2027(9)	$1,226,926	$1,392,968
11.50% with maturity at 2031	843,259	1,007,462

		$325,537,846

Government National Mortgage Association:
4.125% with maturity at 2024(11)	$905,942	$920,923
6.50% with maturity at 2013	812,140	851,850
7.00% with various maturities to 2033	32,079,905	34,580,285
7.50% with various maturities to 2031	12,761,879	13,989,888
7.75% with maturity at 2019	42,545	46,746
8.00% with various maturities to 2034	35,823,233	39,588,472
8.30% with various maturities to 2020	243,115	264,441
8.50% with various maturities to 2021	2,426,707	2,673,205
9.00% with various maturities to 2025	745,946	841,896
9.50% with various maturities to 2026	2,447,777	2,833,810

		$96,591,516

Total Mortgage Pass-Throughs (identified cost $514,952,776)		$513,890,878

Total Mortgage-Backed Securities (identified cost $629,893,167)		$633,119,384

U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,102,111

Total U.S. Treasury Obligations (identified cost $1,779,772)		$2,102,111

Total Debt Obligations — United States (identified cost $633,202,004)		$636,662,606

Common Stocks — 0.2%

Security	Shares	Value
China — 0.2%

Business Services — 0.1%
APP China(5)	8,155	$326,200
		$326,200

Commercial Banks — 0.1%
Industrial and Commercial Bank of China	2,191,752	$926,662
		$926,662

Total China (identified cost $2,395,650)		$1,252,862

Total Common Stocks (identified cost $2,395,650)		$1,252,862

Short-Term Investments — 6.3%
Foreign Government Securities — 2.6%

	Principal Amount
Security	(000’s omitted)		U.S. $ Value
Iceland — 1.3%
Central Bank of Iceland, 15.25%, 3/25/09(8)	ISK	600,000,000	$3,455,664
Republic of Iceland, 0.00%, 3/20/09	ISK	608,024	3,434,970
Republic of Iceland, 8.50%, 6/12/09	ISK	524,777,000	2,971,908

Total Iceland (identified cost $15,703,542)			$9,862,542

Peru — 1.3%
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800	$9,357,143
Total Peru (identified cost $10,026,824)			$9,357,143

Total Foreign Government Securities (identified cost $25,730,366)			$19,219,685

Investment Companies — 0.2%

	Shares	U.S. $ Value
BlackRock Global Floating Rate Income Trust	24	$226,219
First Trust/Four Corners Senior Floating Rate Income Fund II	15	124,800
ING Prime Rate Trust	30	119,700
Nuveen Senior Income Fund	30	105,897
Pimco High Income Fund	59	479,115

Total Investment Companies (identified cost $923,406)		$1,055,731

Other Securities — 3.5%

	Interest/
	Principal Amount
	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.23%(14)	$23,228	$23,227,910
State Street Bank and Trust Time Deposit, 0.01%, 2/2/09	3,150	3,150,000

Total Other Securities (identified cost $26,377,910)		$26,377,910

Total Short-Term Investments (identified cost $53,031,682)		$46,653,326

Currency Options Purchased — 0.0%

	Principal Amount
	of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	$68,260
Euro Put Option	EUR	800	1.3375	2/12/09	49,464
Euro Put Option	EUR	800	1.3705	4/8/09	85,101
Euro Put Option	EUR	800	1.3745	5/13/09	93,131

Total Currency Options Purchased (identified cost $264,289)					$295,956

Total Investments — 98.7% (identified cost $757,581,671)					$738,283,557

Other Assets, Less Liabilities — 1.3%					$9,768,724

Net Assets — 100.0%					$748,052,281

BRL	- Brazilian Real

CRC	- Costa Rican Colon

EUR	- Euro

GHS	- Ghanaian Cedi

ISK	- Icelandic Krona

KES	- Kenyan Shilling

KRW	- South Korean Won

PEN	- Peruvian New Sol

USD	- United States Dollar

UYU	- Uruguayan Peso

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,276,501.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 2,187,609,168.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 256,308,033.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Non-income producing security.

(6)	Convertible bond.

(7)	Defaulted security.

(8)	Floating-rate security.

(9)	Weighted average fixed-rate coupon that changes/updates monthly.

(10)	Bond pays a coupon of 3.80% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $3,000,000 and the current face is $3,558,193.

(11)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2009.

(12)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(13)	Bond pays a coupon of 5.00% on the face at the end of the payment period. Principal is adjusted based on the Uruguayan inflation rate. The original face is UYU 135,030,000 and the current face is UYU 161,674,030.

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $106,218.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/17/09	Australian Dollar	United States Dollar
	12,230,000	8,341,349	$578,847
2/09/09	Croatia Kuna	Euro
	12,815,500	1,717,550	(29,895)
2/03/09	Czech Republic Koruna	Euro
	80,440,000	2,875,373	(12,610)
2/03/09	Czech Republic Koruna	Euro
	156,000,000	5,714,516	152,506
2/17/09	Czech Republic Koruna	Euro
	236,440,000	8,470,909	(10,016)
2/05/09	Israeli Shekel	United States Dollar
	31,820,000	8,163,370	345,620
2/27/09	Malaysian Ringgit	United States Dollar
	31,014,000	8,567,167	(20,244)
2/09/09	Peruvian New Sol	United States Dollar
	29,800,000	10,088,016	734,805
2/23/09	Philippine Peso	United States Dollar
	356,700,000	7,497,478	(6,579)
2/04/09	Romanian Leu	Euro
	24,460,000	5,650,918	(54,360)
2/05/09	Romanian Leu	Euro
	30,350,000	7,111,892	64,444
2/11/09	Romanian Leu	Euro
	14,353,554	3,329,518	(2,877)
4/23/09	Russian Rouble	United States Dollar
	275,720,000	7,680,223	522,630
2/17/09	Singapore Dollar	United States Dollar
	11,120,000	7,473,621	108,895
2/27/09	Singapore Dollar	United States Dollar
	11,320,000	7,497,483	1,362
2/04/09	South African Rand	United States Dollar
	125,771,407	12,695,206	377,231
2/12/09	South African Rand	United States Dollar
	49,525,094	4,925,909	86,435
2/26/09	Taiwan Dollar	United States Dollar
	297,240,000	8,999,092	188,694
3/12/09	Taiwan Dollar	United States Dollar
	134,600,000	4,012,520	26,734
4/15/09	Taiwan Dollar	United States Dollar
	192,710,000	5,784,134	77,590
4/21/09	Taiwan Dollar	United States Dollar
	252,400,000	7,521,979	47,889
4/30/09	Taiwan Dollar	United States Dollar
	328,236,000	9,718,600	(1,151)
2/06/09	Thai Baht	United States Dollar
	310,000,000	8,819,346	(42,590)
2/20/09	Thai Baht	United States Dollar
	213,240,000	6,089,092	6,265

			$3,139,625

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
3/03/09	Brazilian Real	United States Dollar
	10,916,009	4,747,742	$(84,774)
2/09/09	Colombian Peso	United States Dollar
	13,574,303,631	6,150,568	(584,135)
2/03/09	Czech Republic Koruna	Euro
	236,440,000	8,474,552	7,782
2/05/09	Euro	United States Dollar
	6,554,109	8,477,740	(86,116)
2/05/09	Mexican Peso	United States Dollar
	157,940,000	11,287,072	(296,526)
2/17/09	Peruvian New Sol	United States Dollar
	9,400,000	2,965,300	(19,976)
2/11/09	Polish Zloty	Euro
	52,953,625	12,707,853	(1,077,618)
2/12/09	Polish Zloty	Euro
	7,092,375	1,626,207	(47,404)

			$(2,188,767)

At January 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $631,719 and a payable of $755,934.
Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/10	500 U.K. 3 Month Pound Sterling	Long	$87,209,354	$88,528,005	$1,318,651
3/09	165 FTSE/JSE Top 40 Index	Short	(3,328,100)	(3,006,289)	321,811
3/09	210 Mexican Bolsa Index	Short	(3,185,525)	(2,860,308)	325,217
3/09	12 U.S. Treasury Bond	Short	(1,501,646)	(1,520,438)	(18,792)
3/09	86 U.S. 5 Year Treasury Note	Short	(9,962,933)	(10,162,781)	(199,848)

					$1,747,039

Descriptions of the underlying instruments to Futures Contracts:
•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•	Mexican Bolsa Index: Mexican Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

•	U.K. 3 Month Pound Sterling: Interest Rate Futures traded on LIFFE London.

•	U.S. 5 Year Treasury Note: U.S. Treasury notes that have an original maturity of not more than 5 years and 3 months and a remaining maturity of not less than 4 years and 2 months as of the 1st day of the delivery month.

•	U.S. Treasury Bond: U.S. Treasury bonds that if callable are not callable for at least 15 years from the first day of the delivery month or, if callable have a maturity of at least 15 years from the first day of the delivery month.
Credit Default Swaps
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
At January 31, 2009, the Portfolio had the following credit default swap contracts outstanding:

Credit Default Swaps — Sell Protection

						Net Unrealized
		Notional Amount	Contract	Termination	Current Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)*	Annual Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$8,400	5.25%	11/20/09	2.30%	$313,727
Colombia	Credit Suisse First Boston	8,800	4.90	11/20/09	2.55	278,179
Iceland	Barclays Bank PLC	5,000	1.70	3/20/18	8.68	(1,607,339)
Iceland	Barclays Bank PLC	3,900	1.88	3/20/18	8.68	(1,220,381)
Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	8.68	(1,607,339)
Iceland	JPMorgan Chase Bank	3,300	1.70	3/20/18	8.68	(1,060,844)
Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	8.68	(2,105,982)
Iceland	JPMorgan Chase Bank	4,000	1.90	3/20/18	8.68	(1,247,877)
Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	7.45	(1,516,816)
Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	7.45	(1,414,911)
Kazakhstan	Barclays Bank PLC	7,600	9.75	11/20/09	11.54	103,596
Kazakhstan	Citigroup Global Markets	7,600	8.00	10/20/09	11.54	(1,438)
Latvia	Barclays Bank PLC	3,800	8.50	12/20/13	8.12	90,653
Latvia	Barclays Bank PLC	3,800	8.20	12/20/13	8.12	49,477
Latvia	Credit Suisse First Boston	3,800	9.00	12/20/13	8.12	161,628
Peru	Citigroup Global Markets	7,400	2.00	09/20/11	3.03	(130,901)
Peru	Citigroup Global Markets	3,800	2.90	10/20/13	3.51	(59,381)

						$(10,975,949)

Credit Default Swaps — Buy Protection

		Notional Amount	Contract	Termination	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Annual Fixed Rate**	Date	Appreciation
Austria	Barclays Bank PLC	$8,800	0.44%	12/20/13	$388,585
Austria	Barclays Bank PLC	3,700	1.42	3/20/14	4,830
Egypt	Barclays Bank PLC	6,000	0.75	1/20/11	573,792
Greece	Credit Suisse First Boston	20,000	0.195	6/20/20	3,632,632
Greece	Goldman Sachs, Inc	35,000	0.29	6/20/15	4,066,457
Greece	JPMorgan Chase Bank	20,000	0.12625	9/20/17	3,124,627
Italy	Credit Suisse First Boston	18,200	0.20	12/20/16	1,711,534
Kazakhstan	Barclays Bank PLC	7,500	2.43	9/20/13	1,511,963
Philippines	Citigroup Global Markets	5,000	1.88	6/20/11	215,494
Philippines	Credit Suisse First Boston	5,000	1.88	6/20/11	215,494
Philippines	JPMorgan Chase Bank	5,000	1.88	6/20/11	215,494
Serbia	HSBC Bank USA	7,000	1.30	5/20/11	669,989
Turkey	Barclays Bank PLC	4,170	2.12	1/20/13	293,949
Turkey	Credit Suisse First Boston	5,000	2.87	7/20/11	147,244
Turkey	Credit Suisse First Boston	4,120	2.11	1/20/13	291,827
Turkey	JPMorgan Chase Bank	4,000	3.60	4/6/09	(42,428)
Turkey	JPMorgan Chase Bank	10,000	3.16	4/20/10	31,426
Turkey	JPMorgan Chase Bank	12,610	2.12	1/20/13	888,896
Turkey	Morgan Stanley	5,000	4.05	4/6/14	(30,483)

					$17,911,322

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $92,800,000.
** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Interest Rate Swaps

		Portfolio				Net Unrealized
		Pays/Receives				Appreciation
Counterparty	Notional Amount	Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	(Depreciation)
Barclays Capital PLC	MYR 36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$430,437
			Brazilian Interbank
JPMorgan Chase Bank	BRL 12,290,767	Pay	Deposit Rate	10.35	January 2, 2012	(385,321)
			Brazilian Interbank
JPMorgan Chase Bank	BRL 10,533,705	Pay	Deposit Rate	12.73	January 2, 2012	207,026

						$252,142

BRL	—	Brazilian Real
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
MYR	—	Malaysian Ringgit
Total Return Swaps

		Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Notional Amount	Date	Pays	Receives	Depreciation
			1-month	Total Return on
			USD-LIBOR-BBA +	Merrill Lynch Abu
Merrill Lynch Capital Services	$1,497,106	12/3/09	50bp	Dhabi Index	$(249,213)
			1-month	Total Return on
			USD-LIBOR-BBA +	JPMorgan Abu Dhabi
JPMorgan Chase Bank	$1,381,164	7/23/2009	50bp	Index	(4,516)

$(253,729)

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of the investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$764,725,177

Gross unrealized appreciation	$11,232,909
Gross unrealized depreciation	(37,674,529)

Net unrealized depreciation	$(26,441,620)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$24,579,597	$1,747,039
Level 2	Other Significant Observable Inputs	708,627,590	7,884,644
Level 3	Significant Unobservable Inputs	5,076,370	—

Total		$738,283,557	$9,631,683

*Other financial instruments are forward foreign exchange contracts, financial futures contracts and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 31, 2008	$10,811,904
Realized gains (losses)	(783,393)
Change in net unrealized appreciation (depreciation)	(425,111)
Net purchases (sales)	(4,527,032)
Net transfers to (from) Level 3	—

Balance as of January 31, 2009	$5,076,370

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models.
Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/Mark S. Venezia

Mark S. Venezia
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia

Mark S. Venezia
President

Date:	March 27, 2009

By:	/s/Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009